Future Minimum Lease Commitments Under Non-Cancelable Lease Agreement (Detail) $ in Thousands	May 31, 2017 USD ($)
Leases [Abstract]
2018	$ 55,836
2019	43,327
2020	29,873
2021	21,514
2022	16,031
Thereafter	59,610
Total Minimum Lease Commitments	$ 226,191